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TIMOTHY PLAN MARKET NEUTRAL ETF
Market Neutral ETF
Investment Objective
The Timothy Plan Market Neutral Fund's (the "Fund") investment objective is high current income and low correlation to stocks and bonds. Low correlation means limiting exposure to stock market risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TIMOTHY PLAN MARKET NEUTRAL ETF TIMOTHY PLAN MARKET NEUTRAL ETF Shares
MANAGEMENT FEES	0.65%
Total Annual Operating Expenses	0.65%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
TIMOTHY PLAN MARKET NEUTRAL ETF | TIMOTHY PLAN MARKET NEUTRAL ETF Shares | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Since this is a new Fund without an operating history, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund pursues its investment objective by implementing a proprietary, "market neutral" investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The fund will be actively managed, meaning that the Sub-Advisor may make changes to the Fund's portfolio at any time.

A Market Neutral strategy seeks to generate returns that are independent and uncorrelated to the market action of equity and fixed income markets. It accomplishes this by seeking to minimize or eliminate beta (the portfolio's volatility in relation to movements in the market). The Timothy Plan Market Neutral ETF seeks to neutralize the equity market exposure (beta) from its long positions in dividend paying stocks as closely/completely as practicable using offsetting long and short positions in broad equity index futures. The primary component of residual return (i.e., the return after attempting to neutralize stock performance) is designed to be the income derived from those dividend paying stocks.

The Fund seeks both high income and low correlation to stocks and bonds. Inherent in the low correlation to stocks, the fund seeks to minimize the volatility associated with investing in stocks.

The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that satisfy the eVALUEator proprietary Biblically Responsible Investing ("BRI") filtering criteria. The Advisor maintains the list of Excluded Securities identified by the eVALUEator system. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts*, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds ("ETFs") that track such indexes.

The Fund may own foreign currency denominated equities which trade on foreign exchanges. The Fund may also own depository receipts (i.e., ADRs, GDRs). In order to facilitate and by way of investment in these securities, the Fund may own foreign currency as well.

The Board of Trustees of Timothy Plan believes they have a moral and ethical responsibility to invest in a biblically responsible manner. Accordingly, Timothy Plan ETFs do not invest in companies involved in the production or wholesale distribution of alcohol, tobacco, gambling equipment, gambling enterprises, companies directly or indirectly involved in abortion or pornography, or companies promoting anti-family entertainment or non-biblical lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the ETF portfolios. They are referred to as "Excluded Securities."

The Fund utilizes seven basic filters to identify Excluded Securities: abortion, pornography, family entertainment, biblical lifestyles, alcohol and tobacco production and gambling. Those filters are further comprised of numerous sub-filters. The database of companies that have been reviewed is now comprised of in excess forty-one thousand (41,000) names, and from that research the list of restricted companies (approximately five percent {5%} of domestic companies and four percent {4%} of foreign companies) is provided to the Sub-Advisor. Any company that is being considered as a candidate for the Fund may not be included if it violates any one or more of the filters or sub-filters and therefore appears on the filtered list. In addition, even though a company is not on the list, any company that is not a current holding and is added to a portfolio is again (or for the first time) reviewed to be certain the company is not in violation of any filter. Not investing in Excluded Securities is a fundamental policy of the Fund and may not be changed without the consent of the Fund's shareholders.

The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100 Index and short futures positions in the S&P 500® Index, or use similar strategies the Sub-Advisor deems appropriate and necessary under current market conditions.

As an alternative to investing directly in equity securities, the Fund can invest in them indirectly by investing in one or more investment companies (including ETFs) advised by the Sub-Advisor that are designed to track the Victory High Dividend Volatility Weighted BRI Index. The Victory US High Dividend Volatility Weighted BRI Index (the "Index"), is an unmanaged, volatility weighted index created by the Sub-Advisor. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as "Smart Beta." The Index follows a proprietary rules-based methodology, developed by the Fund's Sub-Advisor, to construct its constituent securities.

The Fund will not invest in non-affiliated investment company shares.

*	Futures contracts are based on the value of the index to which they relate and do not invest in the individual securities that make up the particular index. Even though index futures don't actually buy securities, the index upon which they are based includes and tracks Excluded Securities.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

Excluded Security Risk. Because the Fund may not invest in Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI investing may not be successful.

BRI investing Risk. There is a risk that the Fund's use of BRI screening may result in lower returns than if the screening process were not employed, and BRI screening may not assist the Fund to achieve its investment objectives.

Price Risk. ETF market prices may deviate from the actual value of the Fund's portfolio value, particularly during times of market stress, with the result that investors may pay more or receive less than the underlying value of the ETF shares bought or sold.

Active Market Risk. An active trading market for the Fund's shares may not develop or be maintained. In times of market stress, market makers and/or Authorized Participants may step away from their roles, which may result in wider bid/ask spreads and variances between the market price of the Fund's shares and the underlying value of those shares.

Liquidity Risk. In stressed market conditions, the market for the Fund's shares may become less liquid.

Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other funds that invest more broadly or that have different investment styles.

Smaller-Capitalization Stock Risk. Small- and mid-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Large-Capitalization Stock Risk. The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Where all or a portion of the Fund's underlying securities trade on an exchange that is closed when the market in which the Fund's shares trade is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's trading day.

Derivatives Risk. Derivative instruments and strategies, including futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

Futures Contracts Risk — The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

Hedging Risk — Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Leverage Risk — Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. A lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Management Risk. The portfolio manager may not execute the Fund's principal investment strategy effectively. Please see "The Sub-Advisor" section on pg. 15 of the prospectus for a discussion of the Sub-Advisor's experience in managing funds

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Past performance

No performance information is presented since the Fund has not yet had a full calendar year of performance. Performance data for the Fund may be available online at etf.timothyplan.com or by calling 1-800-846-7526. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.